Accounts Payable and Other (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019 [1]
Current
Accounts payable	$ 36,954	$ 46,022
Accrued liabilities	132,797	127,541
Provisions	9,598	7,522
Deferred revenues	55,617	91,392
Lease liabilities	14,331	13,818
Accounts payable and other	249,297	286,295	[1]	$ 256,114
Non-current
Deferred revenue	358	11,616
Lease liabilities	11,129	22,010
Provisions	3,404	60,179
Decommissioning liability	33,309	33,901
Other	1,053	965
Accounts payable and other	$ 49,253	$ 128,671	[1]	$ 222,659
Provision for decommissioning, inflation rate	2.50%	2.50%
Bottom of range
Non-current
Provision for decommissioning, risk free interest rate	0.60%	0.30%
Top of range
Non-current
Provision for decommissioning, risk free interest rate	1.00%	0.40%

[1]	See Note 2i for further details.